Income Taxes - Reconciliation Between Luxembourg Statutory Rate and Liberian Statutory Rate and Our Effective Tax Rate (Detail)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory rate	26.00%		26.00%
Effect of tax rates different from the Luxembourg statutory tax rate	(25.30%)
Change in valuation allowance	18.70%
Changes in unrecognized tax benefits	(1.00%)
Adjustments related to prior years	1.30%
Effective tax rate	19.70%
Predecessor
Statutory rate		26.00%		27.10%	29.20%
Effect of tax rates different from the Luxembourg statutory tax rate		(18.70%)		(19.20%)	(13.20%)
Change in valuation allowance		(4.30%)		(8.00%)	(85.10%)
Changes in unrecognized tax benefits		(0.20%)		(0.80%)	(75.90%)
Equity based compensation shortfall		(0.10%)		(1.20%)	(7.00%)
Change in enacted statutory tax rates				(0.50%)
Adjustments related to prior years				0.10%	5.10%
Fresh start accounting		(2.60%)
Effective tax rate		0.10%		(2.50%)	(146.90%)